FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-8

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA-8

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Separate Account VA-8

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA-8 (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Large Cap Growth Class B Shares (1)	Janus Henderson - Balanced Service Shares (1)
AB Relative Value Class B Shares (1)	Janus Henderson - Global Research Service Shares (1)
Alger Growth & Income Class I-2 Shares (1)	MFS® Growth Initial Class (1)
BNY Mellon MidCap Stock Initial Shares (1)	MFS® Investors Trust Initial Class (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	MFS® Research Initial Class (1)
BNY Mellon VIF Appreciation Initial Shares (1)	MS VIF Emerging Markets Equity Class I Shares (1)
BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	MS VIF Global Strategist Class I Shares (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Aegon Bond Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Aegon Sustainable Equity Income Initial Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Fidelity® VIP Index 500 Service Class 2 (1)	TA BlackRock Government Money Market Initial Class (1)
Franklin Small Cap Value Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
Franklin Small-Mid Cap Growth Class 2 Shares (1)	TA JPMorgan Tactical Allocation Initial Class (1)
Invesco V.I. High Yield Series I Shares (1)	TA WMC US Growth Initial Class (1)
(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-8

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-8 indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-8 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares	Janus Henderson - Balanced Service Shares
AB Relative Value Class B Shares	Janus Henderson - Global Research Service Shares
Alger Growth & Income Class I-2 Shares	MFS® Growth Initial Class
BNY Mellon MidCap Stock Initial Shares	MFS® Investors Trust Initial Class
BNY Mellon Sustainable U.S. Equity Initial Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Emerging Markets Equity Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Fidelity® VIP Contrafund® Service Class 2	TA Aegon Bond Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA Aegon Sustainable Equity Income Initial Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock Government Money Market Initial Class
Franklin Small Cap Value Class 2 Shares	TA Janus Mid-Cap Growth Initial Class
Franklin Small-Mid Cap Growth Class 2 Shares	TA JPMorgan Tactical Allocation Initial Class
Invesco V.I. High Yield Series I Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-8 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-8 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA-8 since 2014.

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	6,836.734	$408,912	$545,024	$-	$545,024	16,938	$31.515185	$34.318906
AB Relative Value Class B Shares	26,839.162	749,422	828,525	(1)	828,524	24,740	32.098003	34.953497
Alger Growth & Income Class I-2 Shares	26,864.960	643,354	894,872	(1)	894,871	30,661	28.456841	30.988254
BNY Mellon MidCap Stock Initial Shares	22,871.620	424,005	470,698	-	470,698	12,622	36.049110	39.151567
BNY Mellon Sustainable U.S. Equity Initial Shares	360.013	14,189	19,984	(3)	19,981	598	31.774760	34.509173
BNY Mellon VIF Appreciation Initial Shares	9,465.954	339,438	345,413	(49)	345,364	10,200	32.935077	35.864708
BNY Mellon VIF Opportunistic Small Cap Initial Shares	18,744.862	798,530	816,526	(141)	816,385	42,932	18.542651	20.192491
Fidelity® VIP Contrafund® Service Class 2	7,596.453	323,184	421,603	-	421,603	6,298	64.315302	69.626119
Fidelity® VIP Equity-Income Service Class 2	2,747.496	60,544	70,061	-	70,061	2,082	31.523575	34.126929
Fidelity® VIP Index 500 Service Class 2	875.330	260,997	491,261	1	491,262	9,693	48.694257	52.714956
Franklin Small Cap Value Class 2 Shares	22,336.185	297,195	319,854	-	319,854	8,009	38.362644	41.530891
Franklin Small-Mid Cap Growth Class 2 Shares	19,508.525	287,023	288,531	-	288,531	8,634	32.409029	35.198793
Invesco V.I. High Yield Series I Shares	201,552.958	975,820	961,408	(2)	961,406	53,581	17.665804	19.237240
Janus Henderson - Balanced Service Shares	15,543.453	613,902	845,408	1	845,409	25,964	31.130930	33.900125
Janus Henderson - Global Research Service Shares	10,311.426	469,232	721,490	(74)	721,416	42,983	16.338181	17.792041
MFS® Growth Initial Class	4,220.773	247,545	309,425	(1)	309,424	9,276	30.939155	33.692298
MFS® Investors Trust Initial Class	2,511.830	87,647	99,820	(1)	99,819	3,109	31.934624	34.775363
MFS® Research Initial Class	2,880.126	89,558	102,504	(324)	102,180	3,476	28.867539	31.435995
MS VIF Emerging Markets Equity Class I Shares	7,873.875	111,988	108,108	(1)	108,107	5,562	18.321013	19.951233
MS VIF Global Strategist Class I Shares	9,534.265	89,597	87,811	(38)	87,773	5,871	13.779630	15.005544
TA Aegon Bond Initial Class	33,976.652	380,250	322,099	(12)	322,087	24,444	12.821728	13.832055
TA Aegon Sustainable Equity Income Initial Class	15,873.276	286,501	332,069	-	332,069	14,008	22.594621	24.460632
TA BlackRock Government Money Market Initial Class	602,673.982	602,674	602,674	-	602,674	62,702	9.611707	9.611707
TA Janus Mid-Cap Growth Initial Class	3,075.319	99,816	101,147	(3)	101,144	3,383	28.370934	30.812891
TA JPMorgan Tactical Allocation Initial Class	9,464.994	128,167	118,028	(32)	117,996	7,519	15.276601	16.538218
TA WMC US Growth Initial Class	94,427.576	3,382,881	3,971,624	-	3,971,624	98,127	38.963621	42.430086

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$545,024	$-	$545,024
AB Relative Value Class B Shares	828,524	-	828,524
Alger Growth & Income Class I-2 Shares	894,871	-	894,871
BNY Mellon MidCap Stock Initial Shares	470,698	-	470,698
BNY Mellon Sustainable U.S. Equity Initial Shares	19,981	-	19,981
BNY Mellon VIF Appreciation Initial Shares	345,364	-	345,364
BNY Mellon VIF Opportunistic Small Cap Initial Shares	816,385	-	816,385
Fidelity® VIP Contrafund® Service Class 2	421,603	-	421,603
Fidelity® VIP Equity-Income Service Class 2	70,061	-	70,061
Fidelity® VIP Index 500 Service Class 2	491,262	-	491,262
Franklin Small Cap Value Class 2 Shares	319,854	-	319,854
Franklin Small-Mid Cap Growth Class 2 Shares	288,531	-	288,531
Invesco V.I. High Yield Series I Shares	961,406	-	961,406
Janus Henderson - Balanced Service Shares	845,409	-	845,409
Janus Henderson - Global Research Service Shares	721,416	-	721,416
MFS® Growth Initial Class	309,424	-	309,424
MFS® Investors Trust Initial Class	99,819	-	99,819
MFS® Research Initial Class	102,180	-	102,180
MS VIF Emerging Markets Equity Class I Shares	108,107	-	108,107
MS VIF Global Strategist Class I Shares	87,773	-	87,773
TA Aegon Bond Initial Class	322,087	-	322,087
TA Aegon Sustainable Equity Income Initial Class	332,069	-	332,069
TA BlackRock Government Money Market Initial Class	602,674	-	602,674
TA Janus Mid-Cap Growth Initial Class	101,144	-	101,144
TA JPMorgan Tactical Allocation Initial Class	117,996	-	117,996
TA WMC US Growth Initial Class	3,971,624	-	3,971,624

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Large Cap Growth Class B Shares Subaccount	AB Relative Value Class B Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount

Net Assets as of December 31, 2022:	$603,141	$992,070	$954,945	$379,747

Investment Income:
Reinvested Dividends	-	12,408	12,312	3,106
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,717	18,501	17,437	7,720

Net Investment Income (Loss)	(11,717)	(6,093)	(5,125)	(4,614)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,518	78,378	25,007	12,487
Realized Gain (Loss) on Investments	44,429	(4,597)	184,952	(3,924)

Net Realized Capital Gains (Losses) on Investments	88,947	73,781	209,959	8,563
Net Change in Unrealized Appreciation (Depreciation)	91,095	19,221	(32,432)	56,873

Net Gain (Loss) on Investment	180,042	93,002	177,527	65,436

Net Increase (Decrease) in Net Assets Resulting from Operations	168,325	86,909	172,402	60,822

Increase (Decrease) in Net Assets from Contract Transactions	(134,447)	(103,893)	(265,388)	(1,088)

Total Increase (Decrease) in Net Assets	33,878	(16,984)	(92,986)	59,734

Net Assets as of December 31, 2023:	$637,019	$975,086	$861,959	$439,481

Investment Income:
Reinvested Dividends	-	11,226	5,292	3,899
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,718	17,716	17,861	9,078

Net Investment Income (Loss)	(12,718)	(6,490)	(12,569)	(5,179)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,132	31,587	3,024	6,668
Realized Gain (Loss) on Investments	82,716	7,036	46,607	(395)

Net Realized Capital Gains (Losses) on Investments	110,848	38,623	49,631	6,273
Net Change in Unrealized Appreciation (Depreciation)	30,403	64,149	126,350	44,171

Net Gain (Loss) on Investment	141,251	102,772	175,981	50,444

Net Increase (Decrease) in Net Assets Resulting from Operations	128,533	96,282	163,412	45,265

Increase (Decrease) in Net Assets from Contract Transactions	(220,528)	(242,844)	(130,500)	(14,048)

Total Increase (Decrease) in Net Assets	(91,995)	(146,562)	32,912	31,217

Net Assets as of December 31, 2024:	$545,024	$828,524	$894,871	$470,698

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount

Net Assets as of December 31, 2022:	$14,164	$307,730	$974,798	$599,957

Investment Income:
Reinvested Dividends	106	2,300	3,167	812
Investment Expense:
Mortality and Expense Risk and Administrative Charges	282	6,341	18,869	8,400

Net Investment Income (Loss)	(176)	(4,041)	(15,702)	(7,588)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,746	27,717	21,348	12,997
Realized Gain (Loss) on Investments	109	(10,435)	(36,849)	36,539

Net Realized Capital Gains (Losses) on Investments	1,855	17,282	(15,501)	49,536
Net Change in Unrealized Appreciation (Depreciation)	1,293	42,121	100,036	77,539

Net Gain (Loss) on Investment	3,148	59,403	84,535	127,075

Net Increase (Decrease) in Net Assets Resulting from Operations	2,972	55,362	68,833	119,487

Increase (Decrease) in Net Assets from Contract Transactions	(554)	(29,945)	(84,247)	(334,376)

Total Increase (Decrease) in Net Assets	2,418	25,417	(15,414)	(214,889)

Net Assets as of December 31, 2023:	$16,582	$333,147	$959,384	$385,068

Investment Income:
Reinvested Dividends	99	1,462	6,103	135
Investment Expense:
Mortality and Expense Risk and Administrative Charges	358	6,933	17,597	7,824

Net Investment Income (Loss)	(259)	(5,471)	(11,494)	(7,689)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118	24,976	-	49,073
Realized Gain (Loss) on Investments	269	(343)	(20,872)	18,203

Net Realized Capital Gains (Losses) on Investments	387	24,633	(20,872)	67,276
Net Change in Unrealized Appreciation (Depreciation)	3,575	15,289	53,060	46,382

Net Gain (Loss) on Investment	3,962	39,922	32,188	113,658

Net Increase (Decrease) in Net Assets Resulting from Operations	3,703	34,451	20,694	105,969

Increase (Decrease) in Net Assets from Contract Transactions	(304)	(22,234)	(163,693)	(69,434)

Total Increase (Decrease) in Net Assets	3,399	12,217	(142,999)	36,535

Net Assets as of December 31, 2024:	$19,981	$345,364	$816,385	$421,603

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Small Cap Value Class 2 Shares Subaccount	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2022:	$58,103	$314,794	$446,711	$242,534

Investment Income:
Reinvested Dividends	1,047	4,749	1,565	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,064	6,868	6,135	4,646

Net Investment Income (Loss)	(17)	(2,119)	(4,570)	(4,646)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,797	3,204	16,962	-
Realized Gain (Loss) on Investments	-	30,681	(8,079)	(21,886)

Net Realized Capital Gains (Losses) on Investments	1,797	33,885	8,883	(21,886)
Net Change in Unrealized Appreciation (Depreciation)	3,088	42,196	26,981	79,424

Net Gain (Loss) on Investment	4,885	76,081	35,864	57,538

Net Increase (Decrease) in Net Assets Resulting from Operations	4,868	73,962	31,294	52,892

Increase (Decrease) in Net Assets from Contract Transactions	(561)	30,003	(181,889)	(33,948)

Total Increase (Decrease) in Net Assets	4,307	103,965	(150,595)	18,944

Net Assets as of December 31, 2023:	$62,410	$418,759	$296,116	$261,478

Investment Income:
Reinvested Dividends	1,116	4,928	2,861	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,250	8,976	5,953	5,456

Net Investment Income (Loss)	(134)	(4,048)	(3,092)	(5,456)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,175	288	7,071	-
Realized Gain (Loss) on Investments	193	19,325	268	(2,926)

Net Realized Capital Gains (Losses) on Investments	4,368	19,613	7,339	(2,926)
Net Change in Unrealized Appreciation (Depreciation)	3,890	76,453	24,366	34,346

Net Gain (Loss) on Investment	8,258	96,066	31,705	31,420

Net Increase (Decrease) in Net Assets Resulting from Operations	8,124	92,018	28,613	25,964

Increase (Decrease) in Net Assets from Contract Transactions	(473)	(19,515)	(4,875)	1,089

Total Increase (Decrease) in Net Assets	7,651	72,503	23,738	27,053

Net Assets as of December 31, 2024:	$70,061	$491,262	$319,854	$288,531

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	MFS® Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$853,627	$1,103,943	$665,752	$310,208

Investment Income:
Reinvested Dividends	52,187	17,539	5,345	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,292	19,841	13,700	5,187

Net Investment Income (Loss)	32,895	(2,302)	(8,355)	(5,187)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	20,467	22,751
Realized Gain (Loss) on Investments	(11,633)	95,477	53,636	34,498

Net Realized Capital Gains (Losses) on Investments	(11,633)	95,477	74,103	57,249
Net Change in Unrealized Appreciation (Depreciation)	41,998	33,319	84,244	33,257

Net Gain (Loss) on Investment	30,365	128,796	158,347	90,506

Net Increase (Decrease) in Net Assets Resulting from Operations	63,260	126,494	149,992	85,319

Increase (Decrease) in Net Assets from Contract Transactions	108,479	(239,793)	(83,169)	(67,001)

Total Increase (Decrease) in Net Assets	171,739	(113,299)	66,823	18,318

Net Assets as of December 31, 2023:	$1,025,366	$990,644	$732,575	$328,526

Investment Income:
Reinvested Dividends	53,909	14,746	4,635	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,729	16,660	15,727	5,391

Net Investment Income (Loss)	35,180	(1,914)	(11,092)	(5,391)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	26,666	21,887
Realized Gain (Loss) on Investments	6,885	91,316	98,371	42,707

Net Realized Capital Gains (Losses) on Investments	6,885	91,316	125,037	64,594
Net Change in Unrealized Appreciation (Depreciation)	150	15,984	33,441	16,574

Net Gain (Loss) on Investment	7,035	107,300	158,478	81,168

Net Increase (Decrease) in Net Assets Resulting from Operations	42,215	105,386	147,386	75,777

Increase (Decrease) in Net Assets from Contract Transactions	(106,175)	(250,621)	(158,545)	(94,879)

Total Increase (Decrease) in Net Assets	(63,960)	(145,235)	(11,159)	(19,102)

Net Assets as of December 31, 2024:	$961,406	$845,409	$721,416	$309,424

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Emerging Markets Equity Class I Shares Subaccount	MS VIF Global Strategist Class I Shares Subaccount

Net Assets as of December 31, 2022:	$68,287	$169,239	$130,402	$81,965

Investment Income:
Reinvested Dividends	899	813	1,769	1,213
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,285	2,623	2,092	1,310

Net Investment Income (Loss)	(1,386)	(1,810)	(323)	(97)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,918	8,595	1,915	-
Realized Gain (Loss) on Investments	8,100	7,624	(7,739)	(3,592)

Net Realized Capital Gains (Losses) on Investments	15,018	16,219	(5,824)	(3,592)
Net Change in Unrealized Appreciation (Depreciation)	1,939	10,396	18,122	12,438

Net Gain (Loss) on Investment	16,957	26,615	12,298	8,846

Net Increase (Decrease) in Net Assets Resulting from Operations	15,571	24,805	11,975	8,749

Increase (Decrease) in Net Assets from Contract Transactions	48,325	(43,953)	(28,122)	(10,100)

Total Increase (Decrease) in Net Assets	63,896	(19,148)	(16,147)	(1,351)

Net Assets as of December 31, 2023:	$132,183	$150,091	$114,255	$80,614

Investment Income:
Reinvested Dividends	681	607	1,509	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,266	2,232	2,126	1,490

Net Investment Income (Loss)	(1,585)	(1,625)	(617)	(1,490)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,929	5,837	-	-
Realized Gain (Loss) on Investments	8,662	16,871	(1,741)	(1,537)

Net Realized Capital Gains (Losses) on Investments	15,591	22,708	(1,741)	(1,537)
Net Change in Unrealized Appreciation (Depreciation)	5,079	(3,076)	8,582	7,485

Net Gain (Loss) on Investment	20,670	19,632	6,841	5,948

Net Increase (Decrease) in Net Assets Resulting from Operations	19,085	18,007	6,224	4,458

Increase (Decrease) in Net Assets from Contract Transactions	(51,449)	(65,918)	(12,372)	2,701

Total Increase (Decrease) in Net Assets	(32,364)	(47,911)	(6,148)	7,159

Net Assets as of December 31, 2024:	$99,819	$102,180	$108,107	$87,773

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$345,273	$464,712	$569,867	$74,269

Investment Income:
Reinvested Dividends	3,148	6,854	30,281	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,498	6,160	11,035	1,493

Net Investment Income (Loss)	(3,350)	694	19,246	(1,493)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	14,041
Realized Gain (Loss) on Investments	(11,141)	(17,149)	-	431

Net Realized Capital Gains (Losses) on Investments	(11,141)	(17,149)	-	14,472
Net Change in Unrealized Appreciation (Depreciation)	28,795	31,770	-	(1,734)

Net Gain (Loss) on Investment	17,654	14,621	-	12,738

Net Increase (Decrease) in Net Assets Resulting from Operations	14,304	15,315	19,246	11,245

Increase (Decrease) in Net Assets from Contract Transactions	(27,657)	(167,315)	111,649	3,149

Total Increase (Decrease) in Net Assets	(13,353)	(152,000)	130,895	14,394

Net Assets as of December 31, 2023:	$331,920	$312,712	$700,762	$88,663

Investment Income:
Reinvested Dividends	13,820	6,948	35,095	128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,636	6,306	12,506	1,820

Net Investment Income (Loss)	7,184	642	22,589	(1,692)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	5,710
Realized Gain (Loss) on Investments	(11,980)	1,486	-	506

Net Realized Capital Gains (Losses) on Investments	(11,980)	1,486	-	6,216
Net Change in Unrealized Appreciation (Depreciation)	5,175	42,769	-	6,280

Net Gain (Loss) on Investment	(6,805)	44,255	-	12,496

Net Increase (Decrease) in Net Assets Resulting from Operations	379	44,897	22,589	10,804

Increase (Decrease) in Net Assets from Contract Transactions	(10,212)	(25,540)	(120,677)	1,677

Total Increase (Decrease) in Net Assets	(9,833)	19,357	(98,088)	12,481

Net Assets as of December 31, 2024:	$322,087	$332,069	$602,674	$101,144

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$114,769	$3,818,610

Investment Income:
Reinvested Dividends	2,310	1,596
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,157	78,587

Net Investment Income (Loss)	153	(76,991)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	112,368
Realized Gain (Loss) on Investments	(11,371)	112,551

Net Realized Capital Gains (Losses) on Investments	(11,371)	224,919
Net Change in Unrealized Appreciation (Depreciation)	16,725	1,188,353

Net Gain (Loss) on Investment	5,354	1,413,272

Net Increase (Decrease) in Net Assets Resulting from Operations	5,507	1,336,281

Increase (Decrease) in Net Assets from Contract Transactions	(27,981)	(850,011)

Total Increase (Decrease) in Net Assets	(22,474)	486,270

Net Assets as of December 31, 2023:	$92,295	$4,304,880

Investment Income:
Reinvested Dividends	3,367	486
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,353	86,817

Net Investment Income (Loss)	1,014	(86,331)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	395,464
Realized Gain (Loss) on Investments	(1,722)	447,864

Net Realized Capital Gains (Losses) on Investments	(1,722)	843,328
Net Change in Unrealized Appreciation (Depreciation)	3,894	276,994

Net Gain (Loss) on Investment	2,172	1,120,322

Net Increase (Decrease) in Net Assets Resulting from Operations	3,186	1,033,991

Increase (Decrease) in Net Assets from Contract Transactions	22,515	(1,367,247)

Total Increase (Decrease) in Net Assets	25,701	(333,256)

Net Assets as of December 31, 2024:	$117,996	$3,971,624

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA-8 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TransMark Optimum ChoiceSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Portfolio Class B Shares
The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Initial Class
MFS® Research Initial Class	MFS® Research Initial Class

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount	Mutual Fund
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class B Shares	$49,861	$254,975
AB Relative Value Class B Shares	60,246	277,992
Alger Growth & Income Class I-2 Shares	49,691	189,736
BNY Mellon MidCap Stock Initial Shares	18,475	31,034
BNY Mellon Sustainable U.S. Equity Initial Shares	217	661
BNY Mellon VIF Appreciation Initial Shares	42,969	45,649
BNY Mellon VIF Opportunistic Small Cap Initial Shares	36,703	211,749
Fidelity® VIP Contrafund® Service Class 2	49,748	77,798
Fidelity® VIP Equity-Income Service Class 2	5,289	1,721
Fidelity® VIP Index 500 Service Class 2	6,899	30,176
Franklin Small Cap Value Class 2 Shares	13,723	14,614
Franklin Small-Mid Cap Growth Class 2 Shares	8,712	13,077
Invesco V.I. High Yield Series I Shares	448,304	519,297
Janus Henderson - Balanced Service Shares	58,124	310,660
Janus Henderson - Global Research Service Shares	59,996	202,894
MFS® Growth Initial Class	90,402	168,785
MFS® Investors Trust Initial Class	7,616	53,720
MFS® Research Initial Class	6,602	67,984
MS VIF Emerging Markets Equity Class I Shares	1,868	14,857
MS VIF Global Strategist Class I Shares	16,385	15,136
TA Aegon Bond Initial Class	51,736	54,764
TA Aegon Sustainable Equity Income Initial Class	12,688	37,586
TA BlackRock Government Money Market Initial Class	429,004	527,092
TA Janus Mid-Cap Growth Initial Class	8,158	2,463
TA JPMorgan Tactical Allocation Initial Class	30,617	7,087
TA WMC US Growth Initial Class	458,408	1,516,522

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class B Shares	-	(7,034)	(7,034)	-	(5,752)	(5,752)
AB Relative Value Class B Shares	97	(7,592)	(7,495)	164	(3,834)	(3,670)
Alger Growth & Income Class I-2 Shares	44	(4,772)	(4,728)	8	(11,851)	(11,843)
BNY Mellon MidCap Stock Initial Shares	5	(377)	(372)	6	(41)	(35)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(9)	(9)	-	(24)	(24)
BNY Mellon VIF Appreciation Initial Shares	-	(657)	(657)	-	(1,049)	(1,049)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	211	(9,098)	(8,887)	424	(4,947)	(4,523)
Fidelity® VIP Contrafund® Service Class 2	6	(1,253)	(1,247)	-	(8,048)	(8,048)
Fidelity® VIP Equity-Income Service Class 2	-	(13)	(13)	-	(19)	(19)
Fidelity® VIP Index 500 Service Class 2	38	(428)	(390)	5	821	826
Franklin Small Cap Value Class 2 Shares	-	(123)	(123)	-	(5,602)	(5,602)
Franklin Small-Mid Cap Growth Class 2 Shares	93	22	115	89	(1,393)	(1,304)
Invesco V.I. High Yield Series I Shares	310	(7,103)	(6,793)	154	6,132	6,286
Janus Henderson - Balanced Service Shares	120	(8,699)	(8,579)	252	(9,122)	(8,870)
Janus Henderson - Global Research Service Shares	-	(9,659)	(9,659)	-	(6,521)	(6,521)
MFS® Growth Initial Class	126	(3,536)	(3,410)	80	(3,362)	(3,282)
MFS® Investors Trust Initial Class	-	(1,718)	(1,718)	41	1,887	1,928
MFS® Research Initial Class	1	(2,325)	(2,324)	1	(1,778)	(1,777)
MS VIF Emerging Markets Equity Class I Shares	-	(698)	(698)	-	(1,669)	(1,669)
MS VIF Global Strategist Class I Shares	258	(81)	177	138	(929)	(791)
TA Aegon Bond Initial Class	5	(603)	(598)	5	(2,154)	(2,149)
TA Aegon Sustainable Equity Income Initial Class	92	(1,202)	(1,110)	56	(8,697)	(8,641)
TA BlackRock Government Money Market Initial Class	146	(12,686)	(12,540)	3,011	9,178	12,189
TA Janus Mid-Cap Growth Initial Class	-	53	53	-	124	124
TA JPMorgan Tactical Allocation Initial Class	23	1,532	1,555	7	(2,002)	(1,995)

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA WMC US Growth Initial Class	280	(36,999)	(36,719)	358	(32,442)	(32,084)

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023

Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class B Shares	$-	$(220,528)	$(220,528)	$-	$(134,447)	$(134,447)
AB Relative Value Class B Shares	3,074	(245,918)	(242,844)	4,432	(108,325)	(103,893)
Alger Growth & Income Class I-2 Shares	1,211	(131,711)	(130,500)	182	(265,570)	(265,388)
BNY Mellon MidCap Stock Initial Shares	190	(14,238)	(14,048)	189	(1,277)	(1,088)
BNY Mellon Sustainable U.S. Equity Initial Shares	-	(304)	(304)	-	(554)	(554)
BNY Mellon VIF Appreciation Initial Shares	7	(22,241)	(22,234)	7	(29,952)	(29,945)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	3,868	(167,561)	(163,693)	7,332	(91,579)	(84,247)
Fidelity® VIP Contrafund® Service Class 2	425	(69,859)	(69,434)	-	(334,376)	(334,376)
Fidelity® VIP Equity-Income Service Class 2	-	(473)	(473)	-	(561)	(561)
Fidelity® VIP Index 500 Service Class 2	1,716	(21,231)	(19,515)	207	29,796	30,003
Franklin Small Cap Value Class 2 Shares	3	(4,878)	(4,875)	3	(181,892)	(181,889)
Franklin Small-Mid Cap Growth Class 2 Shares	3,030	(1,941)	1,089	2,487	(36,435)	(33,948)
Invesco V.I. High Yield Series I Shares	5,734	(111,909)	(106,175)	2,659	105,820	108,479
Janus Henderson - Balanced Service Shares	3,641	(254,262)	(250,621)	6,513	(246,306)	(239,793)
Janus Henderson - Global Research Service Shares	-	(158,545)	(158,545)	-	(83,169)	(83,169)
MFS® Growth Initial Class	3,818	(98,697)	(94,879)	1,840	(68,841)	(67,001)
MFS® Investors Trust Initial Class	5	(51,454)	(51,449)	1,018	47,307	48,325
MFS® Research Initial Class	18	(65,936)	(65,918)	18	(43,971)	(43,953)
MS VIF Emerging Markets Equity Class I Shares	-	(12,372)	(12,372)	-	(28,122)	(28,122)
MS VIF Global Strategist Class I Shares	3,818	(1,117)	2,701	1,840	(11,940)	(10,100)
TA Aegon Bond Initial Class	68	(10,280)	(10,212)	67	(27,724)	(27,657)
TA Aegon Sustainable Equity Income Initial Class	2,073	(27,613)	(25,540)	1,063	(168,378)	(167,315)
TA BlackRock Government Money Market Initial Class	1,381	(122,058)	(120,677)	27,301	84,348	111,649
TA Janus Mid-Cap Growth Initial Class	-	1,677	1,677	-	3,149	3,149

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023

Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Tactical Allocation Initial Class	$393	$22,122	$22,515	$110	$(28,091)	$(27,981)
TA WMC US Growth Initial Class	10,202	(1,377,449)	(1,367,247)	9,493	(859,504)	(850,011)

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

AB Large Cap Growth Class B Shares
12/31/2024	16,938	$34.32	to	$31.52	$545,024	-%	1.75%	to	2.10%	22.77%	to	22.34%
12/31/2023	23,972	27.95	to	25.76	637,019	-	1.75	to	2.10	32.46	to	32.00
12/31/2022	29,724	21.10	to	19.52	603,141	-	1.75	to	2.10	(29.92)	to	(30.17)
12/31/2021	30,915	30.12	to	27.95	897,708	-	1.75	to	2.10	26.42	to	25.98
12/31/2020	32,029	23.82	to	22.18	736,806	-	1.75	to	2.10	32.80	to	32.33
AB Relative Value Class B Shares
12/31/2024	24,740	34.95	to	32.10	828,524	1.23	1.75	to	2.10	10.79	to	10.40
12/31/2023	32,235	31.55	to	29.07	975,086	1.29	1.75	to	2.10	9.79	to	9.41
12/31/2022	35,905	28.74	to	26.57	992,070	1.10	1.75	to	2.10	(6.07)	to	(6.40)
12/31/2021	38,305	30.59	to	28.39	1,129,040	0.63	1.75	to	2.10	25.62	to	25.18
12/31/2020	40,591	24.35	to	22.68	955,115	1.32	1.75	to	2.10	0.69	to	0.34
Alger Growth & Income Class I-2 Shares
12/31/2024	30,661	30.99	to	28.46	894,871	0.60	1.75	to	2.10	20.52	to	20.10
12/31/2023	35,389	25.71	to	23.70	861,959	1.38	1.75	to	2.10	21.79	to	21.36
12/31/2022	47,232	21.11	to	19.52	954,945	1.41	1.75	to	2.10	(16.45)	to	(16.74)
12/31/2021	52,262	25.27	to	23.45	1,266,463	1.14	1.75	to	2.10	29.38	to	28.93
12/31/2020	61,658	19.53	to	18.19	1,153,245	1.39	1.75	to	2.10	12.88	to	12.49
BNY Mellon MidCap Stock Initial Shares
12/31/2024	12,622	39.15	to	36.05	470,698	0.84	1.75	to	2.10	10.65	to	10.26
12/31/2023	12,994	35.38	to	32.70	439,481	0.78	1.75	to	2.10	16.27	to	15.86
12/31/2022	13,029	30.43	to	28.22	379,747	0.79	1.75	to	2.10	(15.57)	to	(15.86)
12/31/2021	15,050	36.04	to	33.54	523,038	0.65	1.75	to	2.10	23.70	to	23.27
12/31/2020	18,346	29.14	to	27.21	518,317	0.81	1.75	to	2.10	6.23	to	5.85
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2024	598	34.51	to	31.77	19,981	0.53	1.75	to	2.10	22.71	to	22.27
12/31/2023	607	28.12	to	25.99	16,582	0.70	1.75	to	2.10	21.86	to	21.44
12/31/2022	631	23.08	to	21.40	14,164	0.52	1.75	to	2.10	(24.21)	to	(24.47)
12/31/2021	626	30.45	to	28.33	18,544	1.08	1.75	to	2.10	24.79	to	24.36
12/31/2020	3,938	24.40	to	22.78	95,717	1.07	1.75	to	2.10	21.99	to	21.56

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

BNY Mellon VIF Appreciation Initial Shares
12/31/2024	10,200	$35.86	to	$32.94	$345,364	0.42%	1.75%	to	2.10%	10.83%	to	10.44%
12/31/2023	10,857	32.36	to	29.82	333,147	0.72	1.75	to	2.10	18.88	to	18.46
12/31/2022	11,906	27.22	to	25.17	307,730	0.66	1.75	to	2.10	(19.48)	to	(19.77)
12/31/2021	13,262	33.81	to	31.37	426,661	0.44	1.75	to	2.10	24.93	to	24.49
12/31/2020	18,786	27.06	to	25.20	481,857	0.79	1.75	to	2.10	21.54	to	21.11
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2024	42,932	20.19	to	18.54	816,385	0.70	1.75	to	2.10	2.79	to	2.43
12/31/2023	51,819	19.64	to	18.10	959,384	0.33	1.75	to	2.10	7.39	to	7.02
12/31/2022	56,342	18.29	to	16.92	974,798	-	1.75	to	2.10	(18.06)	to	(18.35)
12/31/2021	59,533	22.33	to	20.72	1,261,016	0.11	1.75	to	2.10	14.44	to	14.04
12/31/2020	69,316	19.51	to	18.17	1,284,233	0.64	1.75	to	2.10	17.81	to	17.40
Fidelity® VIP Contrafund® Service Class 2
12/31/2024	6,298	69.63	to	64.32	421,603	0.03	1.75	to	2.10	31.12	to	30.66
12/31/2023	7,545	53.10	to	49.23	385,068	0.19	1.75	to	2.10	30.82	to	30.36
12/31/2022	15,593	40.59	to	37.76	599,957	0.27	1.75	to	2.10	(27.76)	to	(28.01)
12/31/2021	13,214	56.19	to	52.46	707,938	0.03	1.75	to	2.10	25.30	to	24.86
12/31/2020	18,973	44.85	to	42.01	807,327	0.07	1.75	to	2.10	27.97	to	27.52
Fidelity® VIP Equity-Income Service Class 2
12/31/2024	2,082	34.13	to	31.52	70,061	1.63	1.75	to	2.10	13.05	to	12.65
12/31/2023	2,095	30.19	to	27.98	62,410	1.77	1.75	to	2.10	8.47	to	8.09
12/31/2022	2,114	27.83	to	25.89	58,103	1.54	1.75	to	2.10	(7.01)	to	(7.33)
12/31/2021	3,255	29.93	to	27.94	96,614	1.68	1.75	to	2.10	22.45	to	22.02
12/31/2020	3,270	24.44	to	22.90	79,313	1.63	1.75	to	2.10	4.59	to	4.22
Fidelity® VIP Index 500 Service Class 2
12/31/2024	9,693	52.71	to	48.69	491,262	1.06	1.75	to	2.10	22.41	to	21.98
12/31/2023	10,083	43.06	to	39.92	418,759	1.30	1.75	to	2.10	23.70	to	23.27
12/31/2022	9,257	34.81	to	32.38	314,794	1.05	1.75	to	2.10	(19.83)	to	(20.11)
12/31/2021	12,114	43.42	to	40.54	517,007	1.04	1.75	to	2.10	26.03	to	25.59
12/31/2020	12,376	34.45	to	32.28	419,159	1.52	1.75	to	2.10	15.89	to	15.49
Franklin Small Cap Value Class 2 Shares
12/31/2024	8,009	41.53	to	38.36	319,854	0.93	1.75	to	2.10	9.75	to	9.37
12/31/2023	8,132	37.84	to	35.08	296,116	0.50	1.75	to	2.10	10.79	to	10.41
12/31/2022	13,734	34.15	to	31.77	446,711	0.95	1.75	to	2.10	(11.62)	to	(11.93)
12/31/2021	17,155	38.65	to	36.07	632,574	1.04	1.75	to	2.10	23.19	to	22.76
12/31/2020	22,682	31.37	to	29.39	676,295	1.50	1.75	to	2.10	3.36	to	3.00
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2024	8,634	35.20	to	32.41	288,531	-	1.75	to	2.10	9.09	to	8.71
12/31/2023	8,519	32.26	to	29.81	261,478	-	1.75	to	2.10	24.55	to	24.11
12/31/2022	9,823	25.91	to	24.02	242,534	-	1.75	to	2.10	(34.84)	to	(35.07)
12/31/2021	9,073	39.76	to	36.99	344,676	-	1.75	to	2.10	8.10	to	7.73
12/31/2020	10,644	36.78	to	34.34	374,317	-	1.75	to	2.10	52.40	to	51.86

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

Invesco V.I. High Yield Series I Shares
12/31/2024	53,581	$19.24	to	$17.67	$961,406	5.89%	1.75%	to	2.10%	5.85%	to	5.47%
12/31/2023	60,374	18.17	to	16.75	1,025,366	5.48	1.75	to	2.10	8.27	to	7.89
12/31/2022	54,088	16.79	to	15.52	853,627	5.19	1.75	to	2.10	(11.12)	to	(11.43)
12/31/2021	44,358	18.89	to	17.53	793,292	5.01	1.75	to	2.10	2.57	to	2.21
12/31/2020	98,007	18.41	to	17.15	1,694,600	7.94	1.75	to	2.10	1.52	to	1.16
Janus Henderson - Balanced Service Shares
12/31/2024	25,964	33.90	to	31.13	845,409	1.71	1.75	to	2.10	13.13	to	12.74
12/31/2023	34,543	29.96	to	27.61	990,644	1.70	1.75	to	2.10	13.14	to	12.75
12/31/2022	43,413	26.48	to	24.49	1,103,943	1.12	1.75	to	2.10	(18.06)	to	(18.35)
12/31/2021	44,722	32.32	to	29.99	1,391,458	0.87	1.75	to	2.10	14.88	to	14.48
12/31/2020	46,886	28.13	to	26.20	1,272,766	2.01	1.75	to	2.10	12.05	to	11.65
Janus Henderson - Global Research Service Shares
12/31/2024	42,983	17.79	to	16.34	721,416	0.59	1.75	to	2.10	21.11	to	20.68
12/31/2023	52,642	14.69	to	13.54	732,575	0.77	1.75	to	2.10	24.28	to	23.85
12/31/2022	59,163	11.82	to	10.93	665,752	1.48	1.75	to	2.10	(21.00)	to	(21.28)
12/31/2021	61,613	14.96	to	13.89	879,553	0.36	1.75	to	2.10	15.75	to	15.35
12/31/2020	67,769	12.93	to	12.04	839,901	0.64	1.75	to	2.10	17.68	to	17.27
MFS® Growth Initial Class
12/31/2024	9,276	33.69	to	30.94	309,424	-	1.75	to	2.10	29.17	to	28.71
12/31/2023	12,686	26.08	to	24.04	328,526	-	1.75	to	2.10	33.52	to	33.05
12/31/2022	15,968	19.54	to	18.07	310,208	-	1.75	to	2.10	(32.82)	to	(33.05)
12/31/2021	15,948	29.08	to	26.99	461,115	-	1.75	to	2.10	21.39	to	20.97
12/31/2020	16,312	23.96	to	22.31	388,651	-	1.75	to	2.10	29.56	to	29.11
MFS® Investors Trust Initial Class
12/31/2024	3,109	34.78	to	31.93	99,819	0.63	1.75	to	2.10	17.43	to	17.02
12/31/2023	4,827	29.61	to	27.29	132,183	0.81	1.75	to	2.10	16.92	to	16.51
12/31/2022	2,899	25.33	to	23.42	68,287	0.68	1.75	to	2.10	(17.94)	to	(18.22)
12/31/2021	2,824	30.86	to	28.64	81,339	0.64	1.75	to	2.10	24.61	to	24.18
12/31/2020	4,613	24.77	to	23.06	109,686	0.65	1.75	to	2.10	11.89	to	11.50
MFS® Research Initial Class
12/31/2024	3,476	31.44	to	28.87	102,180	0.55	1.75	to	2.10	16.79	to	16.38
12/31/2023	5,800	26.92	to	24.80	150,091	0.58	1.75	to	2.10	20.30	to	19.88
12/31/2022	7,577	22.37	to	20.69	169,239	0.49	1.75	to	2.10	(18.64)	to	(18.93)
12/31/2021	7,895	27.50	to	25.52	216,776	0.54	1.75	to	2.10	22.64	to	22.21
12/31/2020	8,979	22.42	to	20.88	201,081	0.73	1.75	to	2.10	14.57	to	14.16
MS VIF Emerging Markets Equity Class I Shares
12/31/2024	5,562	19.95	to	18.32	108,107	1.33	1.75	to	2.10	5.93	to	5.56
12/31/2023	6,260	18.83	to	17.36	114,255	1.59	1.75	to	2.10	10.04	to	9.65
12/31/2022	7,929	17.12	to	15.83	130,402	0.43	1.75	to	2.10	(26.38)	to	(26.64)
12/31/2021	8,121	23.25	to	21.58	181,464	0.81	1.75	to	2.10	1.20	to	0.85
12/31/2020	11,156	22.97	to	21.39	244,591	1.32	1.75	to	2.10	12.45	to	12.05

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

MS VIF Global Strategist Class I Shares
12/31/2024	5,871	$15.01	to	$13.78	$87,773	-%	1.75%	to	2.10%	5.59%	to	5.22%
12/31/2023	5,694	14.21	to	13.10	80,614	1.63	1.75	to	2.10	12.10	to	11.71
12/31/2022	6,485	12.68	to	11.72	81,965	-	1.75	to	2.10	(18.38)	to	(18.67)
12/31/2021	6,488	15.53	to	14.41	100,490	1.80	1.75	to	2.10	6.49	to	6.12
12/31/2020	6,357	14.59	to	13.58	92,282	1.47	1.75	to	2.10	8.99	to	8.61
TA Aegon Bond Initial Class
12/31/2024	24,444	13.83	to	12.82	322,087	4.11	1.75	to	2.10	0.35	to	(0.00)
12/31/2023	25,042	13.78	to	12.82	331,920	0.94	1.75	to	2.10	4.61	to	4.24
12/31/2022	27,191	13.18	to	12.30	345,273	2.63	1.75	to	2.10	(16.31)	to	(16.61)
12/31/2021	31,958	15.75	to	14.75	484,422	1.53	1.75	to	2.10	(2.59)	to	(2.93)
12/31/2020	30,902	16.16	to	15.20	481,400	2.44	1.75	to	2.10	5.81	to	5.44
TA Aegon Sustainable Equity Income Initial Class
12/31/2024	14,008	24.46	to	22.59	332,069	2.09	1.75	to	2.10	14.88	to	14.48
12/31/2023	15,118	21.29	to	19.74	312,712	2.11	1.75	to	2.10	4.44	to	4.08
12/31/2022	23,759	20.39	to	18.96	464,712	1.98	1.75	to	2.10	(13.16)	to	(13.46)
12/31/2021	31,722	23.47	to	21.91	724,033	2.13	1.75	to	2.10	20.30	to	19.88
12/31/2020	38,301	19.51	to	18.28	722,693	3.09	1.75	to	2.10	(8.96)	to	(9.28)
TA BlackRock Government Money Market Initial Class
12/31/2024	62,702	9.61	to	9.61	602,674	4.97	1.75	to	2.10	3.20	to	3.20
12/31/2023	75,242	9.31	to	9.31	700,762	4.78	1.75	to	2.10	3.05	to	3.05
12/31/2022	63,053	9.04	to	9.04	569,867	1.22	1.75	to	2.10	(0.35)	to	(0.35)
12/31/2021	105,675	9.07	to	9.07	958,434	-	1.75	to	2.10	(1.73)	to	(1.73)
12/31/2020	91,314	9.23	to	9.23	842,772	0.30	1.75	to	2.10	(1.46)	to	(1.46)
TA Janus Mid-Cap Growth Initial Class
12/31/2024	3,383	30.81	to	28.37	101,144	0.13	1.75	to	2.10	12.39	to	11.99
12/31/2023	3,330	27.42	to	25.33	88,663	-	1.75	to	2.10	15.02	to	14.62
12/31/2022	3,206	23.84	to	22.10	74,269	-	1.75	to	2.10	(18.16)	to	(18.44)
12/31/2021	3,392	29.13	to	27.10	96,206	0.24	1.75	to	2.10	15.26	to	14.86
12/31/2020	5,193	25.27	to	23.59	127,163	0.22	1.75	to	2.10	17.13	to	16.72
TA JPMorgan Tactical Allocation Initial Class
12/31/2024	7,519	16.54	to	15.28	117,996	2.84	1.75	to	2.10	2.44	to	2.08
12/31/2023	5,964	16.14	to	14.96	92,295	2.09	1.75	to	2.10	7.02	to	6.65
12/31/2022	7,959	15.09	to	14.03	114,769	1.42	1.75	to	2.10	(16.28)	to	(16.57)
12/31/2021	20,859	18.02	to	16.82	366,212	1.90	1.75	to	2.10	3.09	to	2.73
12/31/2020	19,449	17.48	to	16.37	331,134	2.31	1.75	to	2.10	10.41	to	10.02
TA WMC US Growth Initial Class
12/31/2024	98,127	42.43	to	38.96	3,971,624	0.01	1.75	to	2.10	26.74	to	26.29
12/31/2023	134,846	33.48	to	30.85	4,304,880	0.04	1.75	to	2.10	39.63	to	39.14
12/31/2022	166,930	23.98	to	22.17	3,818,610	-	1.75	to	2.10	(32.54)	to	(32.77)
12/31/2021	169,960	35.54	to	32.98	5,787,444	0.08	1.75	to	2.10	18.57	to	18.16
12/31/2020	197,948	29.97	to	27.91	5,679,655	0.11	1.75	to	2.10	34.91	to	34.44

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1) See Footnote 1

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.60% to 1.95% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.